Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Inventories Details Narrative
Allowance for obsolete inventories	$ 687	$ 687	$ 874	$ 874